Share Based Payments (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	May 31, 2020 $ / shares	May 31, 2020 £ / shares
Share Based Payments (Details) [Line Items]
Shares of options exercised (in Shares) | shares				2,925,725
Total outstanding fair value charge		$ 242	$ 12,339	$ 7,046
Total expenses		3,221	$ 5,173	5,105
Expected term of the award	4 years
Exercise price for options issued to employees and directors | (per share)					$ 0.48	£ 350
Total expenses		332
Share-based payment charge				$ 26
Tiziana Life Sciences PLC [Member]
Share Based Payments (Details) [Line Items]
Total expenses		1,479
Black-Scholes-Merton Valuation model [Member]
Share Based Payments (Details) [Line Items]
Total outstanding fair value charge		$ 1,176